Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Assets
Prepaid expenses and other assets consisted of the following:

	As of December 31,
(Amounts in thousands)	2023	2022
Prepaid expenses	$27,859	$26,366
Tax receivables	8,348	18,139
Security Deposits	15,179	14,369
Loans held for investment	4,793	—
Prepaid compensation asset	—	5,615
Inventory—Homes	—	1,139
Net investment in lease	—	944
Total prepaid expenses and other assets	$56,179	$66,572